Offerings - Offering: 1	Oct. 30, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	The Registrant is registering an indeterminate amount of the securities for offer from time to time at indeterminate offering prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fee.